Borrowings - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest on Debt
Interest capitalized	$ 12	$ 9	$ 5
Total interest paid and accrued	2,060	1,949	1,566
Cost of financing
Interest on Debt
Interest paid and accrued	336	334	346
Interest expense
Interest on Debt
Interest paid and accrued	$ 1,712	$ 1,607	$ 1,216